NATIONWIDE®

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VAX–0103AO–12/06

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev) 270 shares (cost $4,792)	$4,973

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A (AlGrIncA) 8,191 shares (cost $185,509)	222,701

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 3,685 shares (cost $22,055)	37,295

American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 1,002 shares (cost $6,577)	10,140

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 21,605 shares (cost $203,637)	216,911

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 535 shares (cost $4,410)	4,677

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset) 2,716 shares (cost $68,740)	87,732

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 3,551 shares (cost $53,084)	66,020

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 19,427 shares (cost $582,440)	702,281

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 15,144 shares (cost $560,672)	644,368

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIFIntVal) 559 shares (cost $7,259)	10,903

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 1,028 shares (cost $11,619)	11,609

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 11,598 shares (cost $273,349)	302,820

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 1,702 shares (cost $52,881)	60,797

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 198 shares (cost $4,280)	4,707

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 19,213 shares ( cost $579,107)	602,918

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 254 shares (cost $3,084)	3,217

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 906 shares (cost $28,745)	31,352

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 303 shares (cost $5,578)	5,692

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 1,370 shares (cost $15,789)	25,641

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 2,352 shares (cost $33,394)	$43,933

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6) 1,601 shares (cost $27,568)	29,601

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 1,127 shares (cost $16,826)	19,742

Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3) 1,652 shares (cost $22,845)	21,900

Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3) 2,957 shares (cost $33,058)	38,059

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 53 shares (cost $674)	712

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 24,264 shares (cost $268,896)	297,965

Gartmore GVIT – Money Market Fund – Class V (GVITMyMkt5) 363,047 shares (cost $363,047)	363,047

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 2,904 shares (cost $37,817)	47,660

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 4,725 shares (cost $54,667)	58,828

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 28 shares (cost $668)	693

Goldman Sachs VIT Mid Cap Value Fund (GldSacMdCap) 9,265 shares (cost $149,089)	149,078

Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 2,484 shares (cost $67,163)	71,620

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 279 shares (cost $10,627)	14,165

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV) 33 shares (cost $728)	724

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 2,357 shares (cost $30,869)	33,685

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 101 shares (cost $3,432)	3,753

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares (PVITAllAst) 778 shares (cost $9,170)	9,077

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares (PVITLowDur) 39,732 shares (cost $409,042)	399,703

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares (PVITRealRet) 1,437 shares (cost $18,282)	17,149

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 101,068 shares (cost $1,049,692)	1,022,810

Pioneer High Yield VCT Portfolio – Class I Shares (PioHiYield) 192 shares (cost $2,028)	2,111

Royce Capital Fund – Micro Cap (RCFMicroCap) 3,396 shares (cost $45,355)	48,908

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 1,007 shares (cost $23,147)	$24,971

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2) 1,781 shares (cost $42,801)	42,098

T. Rowe Price New America Growth Portfolio (TRowNewAmGr) 381 shares (cost $7,983)	8,199

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 4,312 shares (cost $113,597)	126,609

Total investments	5,953,554
Accounts receivable	–

Total assets	5,953,554
Accounts payable	398

Contract owners’ equity (note 4)	$5,953,156

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMCapDev	AlGrIncA	ACVPInt	ACVPInt3	ACVPUltra	ACVPVal	BCFTCpAsset
Reinvested dividends	$138,413	–	2,355	519	141	–	50	–
Mortality and expense risk charges (note 2)	(53,371)	(34)	(1,641)	(314)	(85)	(2,054)	(32)	(675)

Net investment income (loss)	85,042	(34)	714	205	56	(2,054)	18	(675)

Proceeds from mutual funds shares sold	1,568,020	34	1,624	316	86	2,054	32	666
Cost of mutual fund shares sold	(1,395,169)	(34)	(1,295)	(208)	(62)	(1,825)	(34)	(503)

Realized gain (loss) on investments	172,851	–	329	108	24	229	(2)	163
Change in unrealized gain (loss) on investments	114,245	181	18,060	6,869	1,873	(7,664)	267	10,381

Net gain (loss) on investments	287,096	181	18,389	6,977	1,897	(7,435)	265	10,544

Reinvested capital gains	137,577	86	8,562	–	–	–	315	–

Net increase (decrease) in contract owners’ equity resulting from operations	$509,715	233	27,665	7,182	1,953	(9,489)	598	9,869

Investment activity:	DrySmCapIxS	DryStkIx	DryVIFApp	DryVIFIntVal	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPOvSR
Reinvested dividends	$196	11,370	8,857	133	457	8,579	146	–
Mortality and expense risk charges (note 2)	(514)	(6,888)	(5,316)	(93)	(85)	(2,595)	(544)	(23)

Net investment income (loss)	(318)	4,482	3,541	40	372	5,984	(398)	(23)

Proceeds from mutual funds shares sold	509	620,866	92,040	95	85	2,480	519	22
Cost of mutual fund shares sold	(362)	(531,518)	(82,379)	(65)	(88)	(2,034)	(446)	(21)

Realized gain (loss) on investments	147	89,348	9,661	30	(3)	446	73	1
Change in unrealized gain (loss) on investments	5,309	4,144	71,336	1,108	(10)	8,326	3,465	428

Net gain (loss) on investments	5,456	93,492	80,997	1,138	(13)	8,772	3,538	429

Reinvested capital gains	1,110	–	–	749	–	33,261	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,248	97,974	84,538	1,927	359	48,017	3,140	406

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FrVIPSmCapV2	FrVIPForSec2	FrVIPForSec3	GVITIntVal6	GVITEmMrkts3
Reinvested dividends	$6,180	–	–	32	287	523	399	117
Mortality and expense risk charges (note 2)	(5,099)	(24)	(164)	(38)	(219)	(346)	(155)	(129)

Net investment income (loss)	1,081	(24)	(164)	(6)	68	177	244	(12)

Proceeds from mutual funds shares sold	222,712	261	398	36	220	330	147	129
Cost of mutual fund shares sold	(157,309)	(262)	(394)	(37)	(149)	(243)	(148)	(131)

Realized gain (loss) on investments	65,403	(1)	4	(1)	71	87	(1)	(2)
Change in unrealized gain (loss) on investments	(62,781)	133	2,607	114	4,188	6,424	2,033	2,916

Net gain (loss) on investments	2,622	132	2,611	113	4,259	6,511	2,032	2,914

Reinvested capital gains	47,477	–	–	179	–	–	1,723	190

Net increase (decrease) in contract owners’ equity resulting from operations	$51,180	108	2,447	286	4,327	6,688	3,999	3,092

Investment activity:	GVITGlFin3	GVITGlUtl3	GVITIDAgg2	GVITIDMod2	GVITMyMkt5	GVITSmCapGr	GVITSmCapVal	GVITSmComp
Reinvested dividends	$231	744	10	6,745	17,794	–	248	1
Mortality and expense risk charges (note 2)	(141)	(230)	(2)	(2,656)	(3,796)	(440)	(519)	(2)

Net investment income (loss)	90	514	8	4,089	13,998	(440)	(271)	(1)

Proceeds from mutual funds shares sold	141	230	2	2,553	204,415	421	496	1
Cost of mutual fund shares sold	(142)	(214)	(2)	(2,391)	(204,415)	(334)	(426)	(1)

Realized gain (loss) on investments	(1)	16	–	162	–	87	70	–
Change in unrealized gain (loss) on investments	(945)	5,001	38	20,840	–	1,388	3,916	25

Net gain (loss) on investments	(946)	5,017	38	21,002	–	1,475	3,986	25

Reinvested capital gains	2,484	2,119	4	2,508	–	–	4,420	6

Net increase (decrease) in contract owners’ equity resulting from operations	$1,628	7,650	50	27,599	13,998	1,035	8,135	30

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GldSacMdCap	JanBal	JanIntGroS2	LAMidCapV	NBAMTInt	OppGlSec3	OppCapAp	PVITAllAst
Reinvested dividends	$1,348	1,291	259	3	64	2	–	484
Mortality and expense risk charges (note 2)	(1,194)	(639)	(63)	(2)	(211)	(21)	(84)	(67)

Net investment income (loss)	154	652	196	1	(147)	(19)	(84)	417

Proceeds from mutual funds shares sold	1,152	12,045	63	1	199	20	91,634	67
Cost of mutual fund shares sold	(1,116)	(11,681)	(55)	(1)	(197)	(20)	(79,061)	(67)

Realized gain (loss) on investments	36	364	8	–	2	–	12,573	–
Change in unrealized gain (loss) on investments	(11)	5,285	3,539	(4)	2,523	321	(10,436)	(92)

Net gain (loss) on investments	25	5,649	3,547	(4)	2,525	321	2,137	(92)

Reinvested capital gains	14,852	–	–	54	236	12	–	23

Net increase (decrease) in contract owners’ equity resulting from operations	$15,031	6,301	3,743	51	2,614	314	2,053	348

Investment activity:	PVITLowDur	PVITRealRet	PVITTotRet	PioHiYield	RCFMicroCap	TRowEqInc2	TRowMidCap2	TRowNewAmGr
Reinvested dividends	$18,426	2,994	43,867	2,902	83	251	–	4
Mortality and expense risk charges (note 2)	(4,206)	(723)	(9,445)	(491)	(420)	(161)	(337)	(60)

Net investment income (loss)	14,220	2,271	34,422	2,411	(337)	90	(337)	(56)

Proceeds from mutual funds shares sold	83,402	131,004	9,391	69,266	14,916	161	338	59
Cost of mutual fund shares sold	(85,571)	(133,728)	(9,660)	(73,879)	(11,841)	(157)	(253)	(61)

Realized gain (loss) on investments	(2,169)	(2,724)	(269)	(4,613)	3,075	4	85	(2)
Change in unrealized gain (loss) on investments	642	(2,106)	(11,148)	3,195	1,523	1,824	(4,008)	216

Net gain (loss) on investments	(1,527)	(4,830)	(11,417)	(1,418)	4,598	1,828	(3,923)	214

Reinvested capital gains	–	454	5,474	989	2,524	577	5,159	105

Net increase (decrease) in contract owners’ equity resulting from operations	$12,693	(2,105)	28,479	1,982	6,785	2,495	899	263

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VKUSRealEst
Reinvested dividends	$321
Mortality and expense risk charges (note 2)	(394)

Net investment income (loss)	(73)

Proceeds from mutual funds shares sold	382
Cost of mutual fund shares sold	(349)

Realized gain (loss) on investments	33
Change in unrealized gain (loss) on investments	13,012

Net gain (loss) on investments	13,045

Reinvested capital gains	1,925

Net increase (decrease) in contract owners’ equity resulting from operations	$14,897

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMCapDev		AlGrIncA		ACVPInt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$85,042	51,635	(34)	–	714	650	205	53
Realized gain (loss) on investments	172,851	142,999	–	–	329	199	108	54
Change in unrealized gain (loss) on investments	114,245	(71,310)	181	–	18,060	4,035	6,869	3,164
Reinvested capital gains	137,577	42,898	86	–	8,562	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	509,715	166,222	233	–	27,665	4,884	7,182	3,271

Equity transactions:
Purchase payments received from contract owners	878,297	250,108	4,740	–	29,700	–	–	–
Transfers between funds	–	–	–	–	34,384	–	–	–
Redemptions	(565,801)	(1,284,428)	–	–	–	–	–	–
Adjustments to maintain reserves	(46)	(262)	1	–	(4)	(1)	(2)	(1)

Net equity transactions	312,450	(1,034,582)	4,741	–	64,080	(1)	(2)	(1)

Net change in contract owners’ equity	822,165	(868,360)	4,974	–	91,745	4,883	7,180	3,270
Contract owners’ equity beginning of period	5,130,991	5,999,351	–	–	130,954	126,071	30,115	26,845

Contract owners’ equity end of period	$5,953,156	5,130,991	4,974	–	222,699	130,954	37,295	30,115

CHANGES IN UNITS:
Beginning units	431,864	512,353	–	–	10,058	10,058	1,990	1,990

Units purchased	128,694	27,001	296	–	4,665	–	–	–
Units redeemed	(118,330)	(107,490)	–	–	–	–	–	–

Ending units	442,228	431,864	296	–	14,723	10,058	1,990	1,990

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt3		ACVPUltra		ACVPVal		BCFTCpAsset
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$56	16	(2,054)	(2,074)	18	–	(675)	(517)
Realized gain (loss) on investments	24	9	229	231	(2)	–	163	3,655
Change in unrealized gain (loss) on investments	1,873	856	(7,664)	4,524	267	–	10,381	(3,080)
Reinvested capital gains	–	–	–	–	315	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,953	881	(9,489)	2,681	598	–	9,869	58

Equity transactions:
Purchase payments received from contract owners	–	–	–	–	4,080	–	8,280	–
Transfers between funds	–	–	–	–	–	–	19,541	–
Redemptions	–	–	–	–	–	–	–	(18,321)
Adjustments to maintain reserves	(3)	(2)	(2)	(1)	(3)	–	17	(3)

Net equity transactions	(3)	(2)	(2)	(1)	4,077	–	27,838	(18,324)

Net change in contract owners’ equity	1,950	879	(9,491)	2,680	4,675	–	37,707	(18,266)
Contract owners’ equity beginning of period	8,181	7,302	226,397	223,717	–	–	50,031	68,297

Contract owners’ equity end of period	$10,131	8,181	216,906	226,397	4,675	–	87,738	50,031

CHANGES IN UNITS:
Beginning units	646	646	18,428	18,428	–	–	3,425	4,787

Units purchased	–	–	–	–	290	–	1,824	–
Units redeemed	–	–	–	–	–	–	–	(1,362)

Ending units	646	646	18,428	18,428	290	–	5,249	3,425

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryMidCapIxI		DrySmCapIxS		DryStkIx		DryVIFApp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	(203)	(318)	(284)	4,482	6,233	3,541	(1,437)
Realized gain (loss) on investments	–	17,663	147	60	89,348	95,277	9,661	137
Change in unrealized gain (loss) on investments	–	(19,994)	5,309	1,981	4,144	(58,324)	71,336	6,429
Reinvested capital gains	–	–	1,110	82	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	(2,534)	6,248	1,839	97,974	43,186	84,538	5,129

Equity transactions:
Purchase payments received from contract owners	–	–	16,650	–	18,747	–	18,772	–
Transfers between funds	–	–	11,725	–	(541,571)	–	471,569	–
Redemptions	–	(192,773)	–	–	–	(670,158)	(86,945)	–
Adjustments to maintain reserves	–	3	(4)	(1)	3	5	6	(1)

Net equity transactions	–	(192,770)	28,371	(1)	(522,821)	(670,153)	403,402	(1)

Net change in contract owners’ equity	–	(195,304)	34,619	1,838	(424,847)	(626,967)	487,940	5,128
Contract owners’ equity beginning of period	–	195,304	31,401	29,563	1,127,136	1,754,103	156,435	151,307

Contract owners’ equity end of period	$–	–	66,020	31,401	702,289	1,127,136	644,375	156,435

CHANGES IN UNITS:
Beginning units	–	14,810	2,017	2,017	87,403	141,053	13,189	13,189

Units purchased	–	–	1,725	–	3,634	–	41,226	–
Units redeemed	–	(14,810)	–	–	(43,435)	(53,650)	(7,327)	–

Ending units	–	–	3,742	2,017	47,602	87,403	47,088	13,189

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFIntVal		FedQualBd		FidVIPEIS		FidVIPGrS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$40	(77)	372	–	5,984	2,152	(398)	(283)
Realized gain (loss) on investments	30	18	(3)	–	446	4,817	73	31
Change in unrealized gain (loss) on investments	1,108	827	(10)	–	8,326	(9,531)	3,465	2,582
Reinvested capital gains	749	111	–	–	33,261	10,649	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,927	879	359	–	48,017	8,087	3,140	2,330

Equity transactions:
Purchase payments received from contract owners	–	–	11,250	–	3,931	–	5,430	–
Transfers between funds	–	–	–	–	–	–	–	–
Redemptions	–	–	–	–	–	(60,034)	–	–
Adjustments to maintain reserves	(2)	(2)	33	–	8	9	(6)	1

Net equity transactions	(2)	(2)	11,283	–	3,939	(60,025)	5,424	1

Net change in contract owners’ equity	1,925	877	11,642	–	51,956	(51,938)	8,564	2,331
Contract owners’ equity beginning of period	8,976	8,099	–	–	250,873	302,811	52,229	49,898

Contract owners’ equity end of period	$10,901	8,976	11,642	–	302,829	250,873	60,793	52,229

CHANGES IN UNITS:
Beginning units	537	537	–	–	18,640	23,569	4,228	4,228

Units purchased	–	–	1,102	–	277	–	427	–
Units redeemed	–	–	–	–	–	(4,929)	–	–

Ending units	537	537	1,102	–	18,917	18,640	4,655	4,228

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvSR		FidVIPConS		FidVIPIGBdS		FidVIPMCapS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(23)	–	1,081	(2,417)	(24)	–	(164)	–
Realized gain (loss) on investments	1	–	65,403	6,986	(1)	–	4	–
Change in unrealized gain (loss) on investments	428	–	(62,781)	40,930	133	–	2,607	–
Reinvested capital gains	–	–	47,477	65	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	406	–	51,180	45,564	108	–	2,447	–

Equity transactions:
Purchase payments received from contract owners	4,064	–	387,444	–	3,346	–	9,606	–
Transfers between funds	237	–	34,383	–	(237)	–	19,299	–
Redemptions	–	–	(217,681)	(43,796)	–	–	–	–
Adjustments to maintain reserves	6	–	3	5	1	–	(1)	–

Net equity transactions	4,307	–	204,149	(43,791)	3,110	–	28,904	–

Net change in contract owners’ equity	4,713	–	255,329	1,773	3,218	–	31,351	–
Contract owners’ equity beginning of period	–	–	347,587	345,814	–	–	–	–

Contract owners’ equity end of period	$4,713	–	602,916	347,587	3,218	–	31,351	–

CHANGES IN UNITS:
Beginning units	–	–	22,679	26,115	–	–	–	–

Units purchased	309	–	26,656	–	333	–	2,350	–
Units redeemed	–	–	(13,745)	(3,436)	(24)	–	(18)	–

Ending units	309	–	35,590	22,679	309	–	2,332	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPSmCapV2		FrVIPForSec2		FrVIPForSec3		GVITIntVal6
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(6)	–	68	11	177	28	244	–
Realized gain (loss) on investments	(1)	–	71	6,030	87	3,692	(1)	–
Change in unrealized gain (loss) on investments	114	–	4,188	(4,457)	6,424	(2,232)	2,033	–
Reinvested capital gains	179	–	–	–	–	–	1,723	–

Net increase (decrease) in contract owners’ equity resulting from operations	286	–	4,327	1,584	6,688	1,488	3,999	–

Equity transactions:
Purchase payments received from contract owners	5,164	–	–	–	16,862	–	6,061	–
Transfers between funds	243	–	–	–	–	–	19,541	–
Redemptions	–	–	–	(29,852)	–	(28,536)	–	–
Adjustments to maintain reserves	2	–	(2)	(8)	(5)	(7)	6	–

Net equity transactions	5,409	–	(2)	(29,860)	16,857	(28,543)	25,608	–

Net change in contract owners’ equity	5,695	–	4,325	(28,276)	23,545	(27,055)	29,607	–
Contract owners’ equity beginning of period	–	–	21,312	49,588	20,377	47,432	–	–

Contract owners’ equity end of period	$5,695	–	25,637	21,312	43,922	20,377	29,607	–

CHANGES IN UNITS:
Beginning units	–	–	1,356	3,443	1,617	4,106	–	–

Units purchased	435	–	–	–	1,280	–	1,915	–
Units redeemed	–	–	–	(2,087)	–	(2,489)	–	–

Ending units	435	–	1,356	1,356	2,897	1,617	1,915	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts3		GVITGlFin3		GVITGlUtl3		GVITIDAgg2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12)	–	90	–	514	–	8	–
Realized gain (loss) on investments	(2)	–	(1)	–	16	–	–	–
Change in unrealized gain (loss) on investments	2,916	–	(945)	–	5,001	–	38	–
Reinvested capital gains	190	–	2,484	–	2,119	–	4	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,092	–	1,628	–	7,650	–	50	–

Equity transactions:
Purchase payments received from contract owners	16,650	–	–	–	–	–	662	–
Transfers between funds	–	–	20,272	–	30,408	–	–	–
Redemptions	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	1	–	5	–	5	–	(4)	–

Net equity transactions	16,651	–	20,277	–	30,413	–	658	–

Net change in contract owners’ equity	19,743	–	21,905	–	38,063	–	708	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$19,743	–	21,905	–	38,063	–	708	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	941	–	1,423	–	2,093	–	43	–
Units redeemed	–	–	–	–	–	–	–	–

Ending units	941	–	1,423	–	2,093	–	43	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDMod2		GVITMyMkt5		GVITSmCapGr		GVITSmCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,089	3,506	13,998	9,160	(440)	(405)	(271)	(426)
Realized gain (loss) on investments	162	43	–	–	87	54	70	62
Change in unrealized gain (loss) on investments	20,840	8,229	–	–	1,388	3,385	3,916	(4,338)
Reinvested capital gains	2,508	4,376	–	–	–	–	4,420	5,730

Net increase (decrease) in contract owners’ equity resulting from operations	27,599	16,154	13,998	9,160	1,035	3,034	8,135	1,028

Equity transactions:
Purchase payments received from contract owners	4,211	250,000	90,000	–	664	–	663	–
Transfers between funds	–	–	(110,197)	(69,609)	–	–	–	–
Redemptions	–	–	(90,432)	–	–	–	–	–
Adjustments to maintain reserves	(4)	(4)	(13)	12	4	(1)	–	–

Net equity transactions	4,207	249,996	(110,642)	(69,597)	668	(1)	663	–

Net change in contract owners’ equity	31,806	266,150	(96,644)	(60,437)	1,703	3,033	8,798	1,028
Contract owners’ equity beginning of period	266,150	–	459,685	520,122	45,955	42,922	50,035	49,007

Contract owners’ equity end of period	$297,956	266,150	363,041	459,685	47,658	45,955	58,833	50,035

CHANGES IN UNITS:
Beginning units	21,294	–	45,281	52,145	3,324	3,324	3,230	3,230

Units purchased	319	21,294	8,822	–	48	–	39	–
Units redeemed	–	–	(19,592)	(6,864)	–	–	–	–

Ending units	21,613	21,294	34,511	45,281	3,372	3,324	3,269	3,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmComp		GldSacMdCap		JanBal		JanIntGroS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1)	–	154	–	652	604	196	–
Realized gain (loss) on investments	–	–	36	–	364	–	8	–
Change in unrealized gain (loss) on investments	25	–	(11)	–	5,285	(828)	3,539	–
Reinvested capital gains	6	–	14,852	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	30	–	15,031	–	6,301	(224)	3,743	–

Equity transactions:
Purchase payments received from contract owners	663	–	134,065	–	7,370	–	–	–
Transfers between funds	–	–	–	–	(11,435)	69,609	10,422	–
Redemptions	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(4)	–	6	–	(12)	2	(12)	–

Net equity transactions	659	–	134,071	–	(4,077)	69,611	10,410	–

Net change in contract owners’ equity	689	–	149,102	–	2,224	69,387	14,153	–
Contract owners’ equity beginning of period	–	–	–	–	69,387	–	–	–

Contract owners’ equity end of period	$689	–	149,102	–	71,611	69,387	14,153	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	5,697	–	–	–

Units purchased	39	–	7,936	–	581	5,697	652	–
Units redeemed	–	–	–	–	(902)	–	–	–

Ending units	39	–	7,936	–	5,376	5,697	652	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	LAMidCapV		NBAMTInt		OppGlSec3		OppCapAp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1	–	(147)	–	(19)	–	(84)	(38)
Realized gain (loss) on investments	–	–	2	–	–	–	12,573	90
Change in unrealized gain (loss) on investments	(4)	–	2,523	–	321	–	(10,436)	3,476
Reinvested capital gains	54	–	236	–	12	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	51	–	2,614	–	314	–	2,053	3,528

Equity transactions:
Purchase payments received from contract owners	671	–	662	–	3,439	–	–	–
Transfers between funds	–	–	30,408	–	–	–	–	–
Redemptions	–	–	–	–	–	–	(91,550)	–
Adjustments to maintain reserves	1	–	(2)	–	(5)	–	(1)	(1)

Net equity transactions	672	–	31,068	–	3,434	–	(91,551)	(1)

Net change in contract owners’ equity	723	–	33,682	–	3,748	–	(89,498)	3,527
Contract owners’ equity beginning of period	–	–	–	–	–	–	89,498	85,971

Contract owners’ equity end of period	$723	–	33,682	–	3,748	–	–	89,498

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	7,039	7,039

Units purchased	58	–	2,359	–	245	–	–	–
Units redeemed	–	–	–	–	–	–	(7,039)	–

Ending units	58	–	2,359	–	245	–	–	7,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVITAllAst		PVITLowDur		PVITRealRet		PVITTotRet
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$417	–	14,220	8,579	2,271	2,758	34,422	23,603
Realized gain (loss) on investments	–	–	(2,169)	(44)	(2,724)	434	(269)	59
Change in unrealized gain (loss) on investments	(92)	–	642	(9,526)	(2,106)	(3,027)	(11,148)	(24,967)
Reinvested capital gains	23	–	–	1,247	454	1,627	5,474	15,353

Net increase (decrease) in contract owners’ equity resulting from operations	348	–	12,693	256	(2,105)	1,792	28,479	14,048

Equity transactions:
Purchase payments received from contract owners	8,730	–	–	–	–	108	18,787	–
Transfers between funds	–	–	–	–	(130,274)	–	10,422	–
Redemptions	–	–	(79,193)	–	–	(17,129)	–	–
Adjustments to maintain reserves	(85)	–	(17)	(39)	27	(26)	53	(203)

Net equity transactions	8,645	–	(79,210)	(39)	(130,247)	(17,047)	29,262	(203)

Net change in contract owners’ equity	8,993	–	(66,517)	217	(132,352)	(15,255)	57,741	13,845
Contract owners’ equity beginning of period	–	–	466,112	465,895	149,492	164,747	964,873	951,028

Contract owners’ equity end of period	$8,993	–	399,595	466,112	17,140	149,492	1,022,614	964,873

CHANGES IN UNITS:
Beginning units	–	–	46,445	46,445	13,516	15,060	91,514	91,514

Units purchased	739	–	–	–	–	10	2,777	–
Units redeemed	–	–	(7,779)	–	(11,963)	(1,554)	–	–

Ending units	739	–	38,666	46,445	1,553	13,516	94,291	91,514

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PioHiYield		RCFMicroCap		TRowEqInc2		TRowMidCap2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,411	2,993	(337)	(320)	90	–	(337)	(230)
Realized gain (loss) on investments	(4,613)	(17)	3,075	1,100	4	–	85	2,359
Change in unrealized gain (loss) on investments	3,195	(4,519)	1,523	(4,839)	1,824	–	(4,008)	(2,066)
Reinvested capital gains	989	2,193	2,524	308	577	–	5,159	1,157

Net increase (decrease) in contract owners’ equity resulting from operations	1,982	650	6,785	(3,751)	2,495	–	899	1,220

Equity transactions:
Purchase payments received from contract owners	1,980	–	17,163	–	2,205	–	–	–
Transfers between funds	(68,767)	–	5,022	–	20,272	–	20,272	–
Redemptions	–	–	–	(206,614)	–	–	–	(17,215)
Adjustments to maintain reserves	(27)	(1)	(14)	5	(2)	–	(6)	(2)

Net equity transactions	(66,814)	(1)	22,171	(206,609)	22,475	–	20,266	(17,217)

Net change in contract owners’ equity	(64,832)	649	28,956	(210,360)	24,970	–	21,165	(15,997)
Contract owners’ equity beginning of period	66,921	66,272	19,952	230,312	–	–	20,927	36,924

Contract owners’ equity end of period	$2,089	66,921	48,908	19,952	24,970	–	42,092	20,927

CHANGES IN UNITS:
Beginning units	5,680	5,680	1,271	16,220	–	–	1,360	2,720

Units purchased	165	–	2,153	–	1,610	–	1,236	–
Units redeemed	(5,680)	–	(826)	(14,949)	–	–	–	(1,360)

Ending units	165	5,680	2,598	1,271	1,610	–	2,596	1,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	TRowNewAmGr		VKUSRealEst
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(56)	–	(73)	–
Realized gain (loss) on investments	(2)	–	33	–
Change in unrealized gain (loss) on investments	216	–	13,012	–
Reinvested capital gains	105	–	1,925	–

Net increase (decrease) in contract owners’ equity resulting from operations	263	–	14,897	–

Equity transactions:
Purchase payments received from contract owners	7,935	–	7,650	–
Transfers between funds	–	–	104,061	–
Redemptions	–	–	–	–
Adjustments to maintain reserves	2	–	6	–

Net equity transactions	7,937	–	111,717	–

Net change in contract owners’ equity	8,200	–	126,614	–
Contract owners’ equity beginning of period	–	–	–	–

Contract owners’ equity end of period	$8,200	–	126,614	–

CHANGES IN UNITS:
Beginning units	–	–	–	–

Units purchased	693	–	4,979	–
Units redeemed	–	–	–	–

Ending units	693	–	4,979	–

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b)	The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)*

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)

Portfolio of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio –

        Class A (AlGrIncA)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista1)*

Portfolio of the Baron Capital Funds Trust;

    Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset)

BlackRock Large Cap Core V.I. Fund – Class II (BlkRckLrgCap)

    (formerly Mercury Large Cap Core Variable Insurance Fund – Class II)*

Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)*

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares (DryMidCapIxI)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIFIntVal)

Portfolio of the Federated Insurance Series;

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)*

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class

        (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class

        (FidVIPIGBdS)

Portfolio of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)*

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)*

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)*

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)*

    Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)*

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)*

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)*

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)*

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)*

    Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)*

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)*

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)*

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)*

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)*

    Gartmore GVIT – Money Market Fund – Class V (GVITMyMkt5)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)*

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)*

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)*

Goldman Sachs VIT Mid Cap Value Fund (GldSacMdCap)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)*

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the JPMorgan Insurance Trust;

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Growth Portfolio 1)*

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Value Portfolio 1)*

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)*

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        I Class Shares (NBAMTMCGr)*

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)*

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec)* (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)*

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt)* (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)*

Portfolios of the PIMCO Variable Insurance Trust;

    PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares (PVITAllAst)

    PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares

        (PVITLowDur)

    PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares

        (PVITRealRet)

    PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares

        (PVITTotRet)

Pioneer High Yield VCT Portfolio – Class I Shares (PioHiYield)

Royce Capital Fund – Micro Cap (RCFMicroCap)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)

T. Rowe Price New America Growth Portfolio (TRowNewAmGr)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio – Class I

        (VKEmMkt)*

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolios of the W&R Target Funds Inc.;

    W&R Target Funds Inc. – Growth Portfolio (WRGrowth)*

    W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)*

*At December 31, 2006, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company may deduct an annual contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annualized rate of 0.95%.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for the three-year period ended December 31, 2006 and for the period November 17, 2003 (commencement of operations) through December 31, 2003.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I
2006	0.95%	296	$16.805451	$4,974	0.00%	15.42%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.95%	14,723	15.125959	222,699	1.33%	16.18%
2005	0.95%	10,058	13.019908	130,954	1.44%	3.87%
2004	0.95%	10,058	12.534409	126,071	0.58%	10.40%
2003	0.95%	5,165	11.353280	58,640	0.00%	13.53%	07/01/03

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.95%	1,990	18.741089	37,295	1.54%	23.84%
2005	0.95%	1,990	15.133145	30,115	1.10%	12.18%
2004	0.95%	1,990	13.489889	26,845	0.52%	13.83%
2003	0.95%	1,990	11.850660	23,583	0.00%	18.51%	07/01/03

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.95%	646	15.682979	10,131	1.54%	23.84%
2005	0.95%	646	12.663770	8,181	1.10%	12.03%
2004	0.95%	646	11.304004	7,302	0.00%	13.04%	05/03/04

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.95%	18,428	11.770437	216,906	0.00%	-4.19%
2005	0.95%	18,428	12.285484	226,397	0.00%	1.20%
2004	0.95%	18,428	12.140075	223,717	0.00%	9.62%
2003	0.95%	4,363	11.074252	48,317	0.00%	10.74%	07/01/03

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.95%	290	16.119722	4,675	2.14%	17.53%

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.95%	5,249	16.715191	87,738	0.00%	14.43%
2005	0.95%	3,425	14.607599	50,031	0.00%	2.39%
2004	0.95%	4,787	14.267256	68,297	0.00%	24.45%
2003	0.95%	1,411	11.464622	16,177	0.00%	14.65%	07/01/03

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares
2004	0.95%	14,810	13.187285	195,304	0.50%	13.39%
2003	0.95%	7,418	11.630293	86,274	0.47%	16.30%	07/01/03

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.95%	3,742	17.642984	66,020	0.40%	13.33%
2005	0.95%	2,017	15.568198	31,401	0.00%	6.22%
2004	0.95%	2,017	14.656944	29,563	0.39%	20.73%
2003	0.95%	2,017	12.140548	24,487	0.32%	21.41%	07/01/03

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.95%	47,602	14.753341	702,289	1.24%	14.40%
2005	0.95%	87,403	12.895853	1,127,136	1.23%	3.70%
2004	0.95%	141,053	12.435774	1,754,103	1.77%	9.59%
2003	0.95%	141,271	11.347588	1,603,085	0.75%	13.48%	07/01/03

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.95%	47,088	13.684478	644,375	2.21%	15.37%
2005	0.95%	13,189	11.860999	156,435	0.02%	3.39%
2004	0.95%	13,189	11.472201	151,307	2.20%	4.05%
2003	0.95%	6,699	11.025857	73,862	2.51%	10.26%	07/01/03

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.95%	537	$20.299101	$10,901	1.34%	21.44%
2005	0.95%	537	16.715881	8,976	0.00%	10.83%
2004	0.95%	537	15.082465	8,099	1.06%	18.88%
2003	0.95%	537	12.686840	6,813	1.59%	26.87%	07/01/03

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.95%	1,102	10.564731	11,642	7.85%	3.17%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.95%	18,917	16.008276	302,829	3.10%	18.94%
2005	0.95%	18,640	13.458867	250,873	1.66%	4.76%
2004	0.95%	23,569	12.847842	302,811	0.74%	10.32%
2003	0.95%	7,289	11.645506	84,884	0.00%	16.46%	07/01/03

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.95%	4,655	13.059759	60,793	0.26%	5.72%
2005	0.95%	4,228	12.353070	52,229	0.37%	4.67%
2004	0.95%	4,228	11.801694	49,898	0.16%	2.28%
2003	0.95%	2,113	11.538318	24,380	0.00%	15.38%	07/01/03

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.95%	309	15.251016	4,713	0.00%	16.83%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.95%	35,590	16.940595	602,916	1.30%	10.53%
2005	0.95%	22,679	15.326374	347,587	0.21%	15.74%
2004	0.95%	26,115	13.241977	345,814	0.16%	14.24%
2003	0.95%	13,402	11.590970	155,342	0.00%	15.91%	07/01/03

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.95%	309	10.413829	3,218	0.00%	3.31%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.95%	2,332	13.443925	31,351	0.00%	11.52%

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.95%	435	13.092490	5,695	1.12%	15.87%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.95%	1,356	18.906338	25,637	1.22%	20.29%
2005	0.95%	1,356	15.716674	21,312	0.65%	9.13%
2004	0.95%	3,443	14.402435	49,588	1.02%	17.40%
2003	0.95%	3,443	12.267546	42,237	0.00%	22.68%	07/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.95%	2,897	15.161349	43,922	1.63%	20.31%
2005	0.95%	1,617	12.601840	20,377	0.70%	9.09%
2004	0.95%	4,106	11.551866	47,432	0.00%	15.52%	05/03/04

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI
2006	0.95%	1,915	15.460731	29,607	2.70%	21.25%

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.95%	941	20.980892	19,743	1.19%	35.35%

Gartmore GVIT – Global Financial Services Fund – Class III
2006	0.95%	1,423	15.393204	21,905	2.11%	19.20%

Gartmore GVIT – Global Utilities Fund – Class III
2006	0.95%	2,093	18.185742	38,063	3.91%	36.29%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.95%	43	16.471118	708	2.82%	15.76%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.95%	21,613	13.785950	297,956	2.39%	10.30%
2005	0.95%	21,294	12.498817	266,150	4.41%	4.35%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class V
2006	0.95%	34,511	$10.519572	$363,041	4.33%	3.62%
2005	0.95%	45,281	10.151834	459,685	2.88%	1.78%
2004	0.95%	52,145	9.974527	520,122	0.78%	-0.07%
2003	0.95%	64,589	9.981270	644,680	0.15%	-0.19%	06/30/03

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.95%	3,372	14.133306	47,658	0.00%	2.23%
2005	0.95%	3,324	13.825112	45,955	0.00%	7.07%
2004	0.95%	3,324	12.912628	42,922	0.00%	12.34%
2003	0.95%	1,652	11.494399	18,989	0.00%	14.94%	07/01/03

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.95%	3,269	17.997357	58,833	0.46%	16.18%
2005	0.95%	3,230	15.490603	50,035	0.07%	2.10%
2004	0.95%	3,230	15.172526	49,007	0.00%	16.18%
2003	0.95%	1,668	13.059000	21,782	0.00%	30.59%	07/01/03

Gartmore GVIT – Small Company Fund – Class I
2006	0.95%	39	17.654869	689	0.29%	10.98%

Goldman Sachs VIT Mid Cap Value Fund
2006	0.95%	7,936	18.788110	149,102	1.81%	15.06%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.95%	5,376	13.320560	71,611	1.83%	9.37%
2005	0.95%	5,697	12.179496	69,387	1.82%	6.64%

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.95%	652	21.707408	14,153	3.66%	45.31%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2003	0.95%	1,830	11.331812	20,737	0.00%	13.32%	07/01/03

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
2003	0.95%	1,735	12.040696	20,891	0.00%	20.41%	07/01/03

Lord Abbett Series Mid Cap Value Fund – Class VC
2006	0.95%	58	12.470722	723	0.83%	11.17%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.95%	2,359	14.278164	33,682	0.38%	22.28%

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.95%	245	15.296548	3,748	0.11%	16.57%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2005	0.95%	7,039	12.714574	89,498	0.88%	4.10%
2004	0.95%	7,039	12.213456	85,971	0.20%	5.92%
2003	0.95%	3,581	11.530780	41,292	0.00%	15.31%	07/01/03

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares
2006	0.95%	739	12.169765	8,993	10.76%	3.67%

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.95%	38,666	10.334531	399,595	4.26%	2.98%
2005	0.95%	46,445	10.035783	466,112	2.79%	0.05%
2004	0.95%	46,445	10.031104	465,895	1.98%	0.87%
2003	0.95%	1,406	9.944386	13,982	0.26%	-0.56%	06/30/03

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.95%	1,553	11.036906	17,140	3.59%	-0.21%
2005	0.95%	13,516	11.060398	149,492	2.69%	1.11%
2004	0.95%	15,060	10.939407	164,747	1.08%	7.86%
2003	0.95%	7,385	10.142635	74,903	0.17%	1.43%	06/30/03

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.95%	94,291	$10.845296	$1,022,614	4.41%	2.86%
2005	0.95%	91,514	10.543451	964,873	3.42%	1.46%
2004	0.95%	91,514	10.392162	951,028	2.10%	3.89%
2003	0.95%	31,863	10.003498	318,741	0.54%	0.03%	06/30/03

Pioneer High Yield VCT Portfolio – Class I Shares
2006	0.95%	165	12.662441	2,089	8.41%	7.47%
2005	0.95%	5,680	11.781866	66,921	5.43%	0.98%
2004	0.95%	5,680	11.667577	66,272	2.76%	7.04%

Royce Capital Fund – Micro Cap
2006	0.95%	2,598	18.825238	48,908	0.24%	19.92%
2005	0.95%	1,271	15.697700	19,952	0.08%	10.55%
2004	0.95%	16,220	14.199290	230,312	0.00%	12.76%
2003	0.95%	10,860	12.591999	136,749	0.00%	25.92%	07/01/03

T. Rowe Price Equity Income Portfolio – II
2006	0.95%	1,610	15.509191	24,970	2.01%	17.52%

T. Rowe Price Mid Cap Growth Portfolio – II
2006	0.95%	2,596	16.214301	42,092	0.00%	5.37%
2005	0.95%	1,360	15.387465	20,927	0.00%	13.35%
2004	0.95%	2,720	13.574827	36,924	0.00%	16.93%
2003	0.95%	1,398	11.609127	16,230	0.00%	16.09%	07/01/03

T. Rowe Price New America Growth Portfolio
2006	0.95%	693	11.832539	8,200	0.10%	6.31%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.95%	4,979	25.429614	126,614	0.51%	36.74%

2006 Contract owners’ equity				$5,953,156

2005 Contract owners’ equity				$5,130,991

2004 Contract owners’ equity				$5,999,351

2003 Contract owners’ equity				$3,577,057

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company